Stock Transactions and Stock-Based Compensation (Narrative) (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2013	May. 31, 2013
Repurchase of common stock authorized, shares				20,000
Stock repurchase program, remaining number of shares authorized to be repurchased, shares	20,000
Purchase of stock, shares			12,500
Purchase of stock			$ (648.0)
Additional shares authorized to be issued under the 2007 Stock Incentive Plan, shares					24,000
Maximum number of authorized shares grantable in any form other than stock options or stock appreciation rights, shares					19,000
Total number of authorized shares to be issued under the 2007 Stock Incentive Plan, shares					62,000
Common shares reserved for issuance under the 2007 Stock Incentive Plan, shares	25,000
Stock compensation expense	$ 115.5	$ 109.6	103.7
Aggregate intrinsic value of options exercised	154.0	165.0	226.0
Cash receipts due to exercise of options	125.0	158.0	201.0
Adjustments to additional paid-in capital, income tax benefit from share-based compensation	$ 82.0	$ 80.0	106.0
Total number of shares withheld sufficient to fund minimum tax withholding requirements related to the vesting of restricted stock units, shares	568	523
Total value of shares withheld sufficient to fund minimum tax withholding requirements related to the vesting of restricted stock units	$ 43.0	$ 34.0
RSUs and restricted shares:
Vesting period of restricted shares issued under the Tektronix Plans (in years)	5 years
Stock compensation expense	$ 71.4	64.6	57.7
Total unrecognized compensation cost	$ 151.0
Weighted average period for cost to be recognized (in years)	3 years
Adjustments to additional paid-in capital, income tax benefit from share-based compensation	$ 36.0	28.0	31.0
Stock options
Vesting period of restricted shares issued under the Tektronix Plans (in years)	5 years
Stock option term (in years)	10 years
Stock compensation expense	$ 44.1	45.0	46.0
Total unrecognized compensation cost	$ 129.0
Weighted average period for cost to be recognized (in years)	3 years
Adjustments to additional paid-in capital, income tax benefit from share-based compensation	$ 46.0	52.0	75.0
Stock options | NetScout
Expiration period after vesting date	90 days
Restricted Stock
Vesting period of restricted shares issued under the Tektronix Plans (in years)	5 years
Communications business | Discontinued operations
Stock compensation expense	$ 6.0	$ 8.0	$ 6.0